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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (136.14%)
Consumer Discretionary (49.97%)
	Apparel, Accessories & Luxury Goods (5.62%)
2,316,200	Under Armour, Inc., Cl A [1]	$86,219,842	$89,590,616
82,920	Under Armour, Inc., Cl C [1]	2,904,386	2,807,671

		89,124,228	92,398,287

	Automobile Manufacturers (13.77%)
1,110,000	Tesla Motors, Inc. [1,5]	236,819,491	226,473,300

	Automotive Retail (2.19%)
675,000	CarMax, Inc. [1]	18,482,687	36,011,250

	Hotels, Resorts & Cruise Lines (8.75%)
2,600,000	Hyatt Hotels Corp., Cl A [1]	72,054,423	127,972,000
425,000	Norwegian Cruise Line Holdings Ltd. [1,2]	18,986,457	16,022,500

		91,040,880	143,994,500

	Internet & Direct Marketing Retail (4.82%)
15,000	Amazon.com, Inc. [1]	10,743,712	12,559,650
20,357,182	AO World plc (United Kingdom)[1,2]	43,575,320	44,592,254
225,000	Netflix, Inc. [1]	20,870,342	22,173,750

		75,189,374	79,325,654

	Leisure Facilities (8.83%)
925,800	Vail Resorts, Inc.	27,801,851	145,239,504

	Movies & Entertainment (5.52%)
5,374,321	Manchester United plc, Cl A [2]	91,547,645	90,718,539

	Restaurants (0.47%)
40,000	Panera Bread Co., Cl A [1]	6,855,645	7,788,800

Total Consumer Discretionary		636,861,801	821,949,834

Financials (27.32%)
	Asset Management & Custody Banks (2.75%)
2,900,723	The Carlyle Group	73,162,711	45,164,257

	Financial Exchanges & Data (7.64%)
775,000	FactSet Research Systems, Inc.	50,806,618	125,627,500

	Investment Banking & Brokerage (5.37%)
2,800,000	The Charles Schwab Corp.	24,289,154	88,396,000

	Property & Casualty Insurance (11.56%)
2,400,000	Arch Capital Group Ltd. [1,2]	31,929,992	190,224,000

Total Financials		180,188,475	449,411,757

Shares		Cost	Value
Common Stocks (continued)
Health Care (15.26%)
	Health Care Equipment (6.85%)
1,000,000	IDEXX Laboratories, Inc. [1]	$43,593,539	$112,730,000

	Health Care Technology (4.54%)
5,078,857	Inovalon Holdings, Inc., CI A [1]	108,313,780	74,709,986

	Life Sciences Tools & Services (3.87%)
350,000	Illumina, Inc. [1]	35,950,431	63,581,000

Total Health Care		187,857,750	251,020,986

Industrials (11.08%)
	Human Resource & Employment Services (1.96%)
850,000	Robert Half International, Inc.	31,991,894	32,181,000

	Research & Consulting Services (4.20%)
850,000	Verisk Analytics, Inc. [1]	22,184,264	69,088,000

	Trading Companies & Distributors (4.92%)
1,300,000	Air Lease Corp.	41,206,217	37,154,000
1,050,000	Fastenal Co.	18,140,729	43,869,000

		59,346,946	81,023,000

Total Industrials		113,523,104	182,292,000

Information Technology (25.23%)
	Internet Software & Services (21.74%)
400,000	Benefitfocus, Inc. [1]	14,575,230	15,968,000
1,100,000	CoStar Group, Inc. [1]	112,737,432	238,183,000
3,000,000	Zillow Group, Inc., Cl A [1]	74,189,682	103,350,000

		201,502,344	357,501,000

	IT Consulting & Other Services (3.49%)
649,000	Gartner, Inc. [1]	41,264,138	57,404,050

Total Information Technology		242,766,482	414,905,050

Real Estate (7.28%)
	Hotel & Resort REITs (0.61%)
382,727	MGM Growth Properties LLC, Cl A	8,037,267	9,977,693

	Office REITs (2.19%)
985,000	Douglas Emmett, Inc.	29,254,614	36,080,550

	Specialized REITs (4.48%)
2,200,000	Gaming and Leisure Properties, Inc.	71,552,343	73,590,000

Total Real Estate		108,844,224	119,648,243

Total Common Stocks		1,470,041,836	2,239,227,870

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Private Equity Investments (0.21%)
Financials (0.21%)
	Asset Management & Custody Banks (0.21%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,8]	$0	$3,410,609

Short Term Investments (4.41%)
Securities Lending Collateral (4.41%)
72,489,485	State Street Navigator Securities Lending Prime Portfolio [6,7]	72,489,485	72,489,485

Total Investments (140.76%)		$1,542,531,321	2,315,127,964

Liabilities Less Cash and Other Assets (-40.76%)			$(670,351,527)

Net Assets			$1,644,776,437

Retail Shares (Equivalent to $37.07 per share based on 26,266,851 shares outstanding)			$973,582,968

Institutional Shares (Equivalent to $37.69 per share based on 17,589,319 shares outstanding)			$662,933,792

R6 Shares (Equivalent to $37.69 per share based on 219,148 shares outstanding)			$8,259,677

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2016, the market value of restricted and fair valued securities amounted to $3,410,609 or 0.21% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	The value of all securities loaned at September 30, 2016 amounted to $72,234,577 or 4.39% of net assets. See Note 2c regarding Securities Lending.
[6]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.13%)
Consumer Discretionary (43.22%)
	Automobile Manufacturers (10.32%)
90,000	Tesla Motors, Inc. [1,3]	$20,342,221	$18,362,700

	Hotels, Resorts & Cruise Lines (13.21%)
150,000	Choice Hotels International, Inc.	5,080,139	6,762,000
340,000	Hyatt Hotels Corp., Cl A 1	12,201,302	16,734,800

		17,281,441	23,496,800

	Internet & Direct Marketing Retail (2.46%)
2,000,000	AO World plc (United Kingdom) [1,2]	3,931,658	4,380,985

	Leisure Facilities (12.01%)
136,230	Vail Resorts, Inc.	8,272,836	21,371,762

	Movies & Entertainment (5.22%)
550,000	Manchester United plc, Cl A 2	8,719,506	9,284,000

Total Consumer Discretionary		58,547,662	76,896,247

Consumer Staples (2.69%)
	Household Products (2.69%)
100,000	Church & Dwight Co., Inc.	1,274,171	4,792,000

Financials (18.86%)
	Asset Management & Custody Banks (6.73%)
435,000	The Carlyle Group	9,519,389	6,772,950
175,000	Financial Engines, Inc.	5,948,430	5,199,250

		15,467,819	11,972,200

	Financial Exchanges & Data (6.83%)
75,000	FactSet Research Systems, Inc.	5,828,282	12,157,500

	Investment Banking & Brokerage (0.84%)
100,000	Virtu Financial, Inc., Cl A	2,035,675	1,497,000

	Property & Casualty Insurance (4.46%)
100,000	Arch Capital Group Ltd. [1,2]	1,800,056	7,926,000

Total Financials		25,131,832	33,552,700

Health Care (1.27%)
	Health Care Technology (1.27%)
152,973	Inovalon Holdings, Inc., CI A 1	2,405,760	2,250,233

Shares		Cost	Value
Common Stocks (continued)
Industrials (8.48%)
	Building Products (3.39%)
160,000	Caesarstone Ltd. [1,2]	$6,770,357	$6,033,600
	Research & Consulting Services (2.74%)
60,000	Verisk Analytics, Inc. [1]	1,688,861	4,876,800

	Trading Companies & Distributors (2.35%)
100,000	Fastenal Co.	2,169,716	4,178,000

Total Industrials		10,628,934	15,088,400

Information Technology (17.61%)
	Application Software (3.43%)
101,870	Guidewire Software, Inc. [1]	4,816,692	6,110,163

	Internet Software & Services (14.18%)
225,000	Benefitfocus, Inc. [1]	5,980,202	8,982,000
75,000	CoStar Group, Inc. [1]	13,824,622	16,239,750

		19,804,824	25,221,750

Total Information Technology		24,621,516	31,331,913

Total Common Stocks		122,609,875	163,911,493

Preferred Stocks (3.77%)
Telecommunication Services (3.77%)
	Alternative Carriers (3.77%)
22,300	Iridium Communications, Inc., Series B, 6.75% [5]	5,814,082	6,707,171

Principal Amount
Short Term Investments (7.41%)
Repurchase Agreement (4.10%)
$7,297,073	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2016, 0.03% due 10/3/2016; Proceeds at maturity –$7,297,091; (Fully collateralized by $7,010,000 U.S. Treasury Note, 0.125% due 4/15/2017; Market value –$7,448,125) [5]	7,297,073	7,297,073

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Short Term Investments (continued)
Securities Lending Collateral (3.31%)
5,877,553	State Street Navigator Securities Lending Prime Portfolio [4,5]	$5,877,553	$5,877,553

Total Short Term Investments		13,174,626	13,174,626

Total Investments (103.31%)		$141,598,583	183,793,290

Liabilities Less Cash and Other Assets (-3.31%)			(5,881,079)

Net Assets			$177,912,211

Retail Shares (Equivalent to $13.27 per share based on 2,951,436 shares outstanding)			$39,160,806

Institutional Shares (Equivalent to $13.46 per share based on 9,670,062 shares outstanding)			$130,121,439

R6 Shares (Equivalent to $13.46 per share based on 641,124 shares outstanding)			$8,629,966

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The value of all securities loaned at September 30, 2016 amounted to $5,856,885 or 3.29% of net assets. See Note 2c regarding Securities Lending.
[4]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.65%)
Australia (6.34%)
100,000	Bellamy’s Australia Ltd.	$804,054	$995,720
48,169	Domino’s Pizza Enterprises Ltd.	388,096	2,592,427
250,000	MYOB Group Ltd.	692,543	713,689
70,000	Newcrest Mining Ltd.	676,334	1,188,818

Total Australia		2,561,027	5,490,654

Brazil (3.65%)
265,000	BM&FBOVESPA SA	877,435	1,369,755
60,000	Smiles SA	702,409	995,710
85,000	TOTVS SA	703,494	794,029

Total Brazil		2,283,338	3,159,494

Canada (5.98%)
15,000	Agnico Eagle Mines Ltd.	512,576	812,700
5,200	Constellation Software, Inc.	662,016	2,344,132
100,000	Encana Corp.	844,418	1,047,000
35,000	Suncor Energy, Inc.	1,225,000	972,300

Total Canada		3,244,010	5,176,132

Chile (1.09%)
35,000	Sociedad Química y Minera de Chile SA, ADR	725,484	941,500

China (11.57%)
24,000	Alibaba Group Holding Ltd., ADR [1]	1,952,687	2,538,960
2,500	Baidu, Inc., ADR [1]	483,633	455,175
98,000	BYD Co., Ltd., Cl H 1	618,952	643,108
90,000	China Distance Education Holdings Ltd., ADR [1]	996,683	1,162,800
21,000	Ctrip.com International Ltd., ADR [1]	756,010	977,970
275,771	Haitong Securities Co., Ltd., Cl H	411,311	466,468
2,001,700	Kingdee International Software Group Co. Ltd. [1]	234,264	792,277
13,000	TAL Education Group, ADR [1]	407,782	920,920
75,000	Tencent Holdings Ltd.	393,663	2,059,590

Total China		6,254,985	10,017,268

Denmark (1.19%)
50,000	Nets A/S, 144A 1	1,129,085	1,034,264

France (3.93%)
7,500	Eurofins Scientific SE	803,359	3,406,697

Germany (7.04%)
23,425	Fresenius Medical Care Ag & Co.	1,947,276	2,046,213
23,566	ProSiebenSat.1 Media SE	953,083	1,009,145
158,100	RIB Software AG	1,303,308	1,946,513
15,000	Symrise AG	171,805	1,099,141

Total Germany		4,375,472	6,101,012

Shares		Cost	Value
Common Stocks (continued)
Hong Kong (2.44%)
275,000	L’Occitane International SA	$580,547	$547,419
1,216,911	Man Wah Holdings Ltd.	718,033	779,749
475,000	Wynn Macau Ltd. [1]	644,146	786,319

Total Hong Kong		1,942,726	2,113,487

India (6.14%)
150,000	Bharat Financial Inclusion Limited (formerly, SKS Microfinance Limited) [1]	1,138,824	1,984,042
8,000	Maruti Suzuki India Ltd.	609,012	658,132
75,000	Multi Commodity Exchange of India Ltd.	1,078,433	1,522,135
140,000	Zee Entertainment Enterprises Ltd.	719,129	1,149,669

Total India		3,545,398	5,313,978

Indonesia (2.52%)
849,373	PT Matahari Department Store Tbk	1,064,961	1,202,373
1,250,000	PT Sarana Menara Nusantara Tbk. [1]	260,297	373,534
1,301,400	PT Tower Bersama Infrastructure Tbk	534,199	608,271

Total Indonesia		1,859,457	2,184,178

Ireland (1.78%)
20,575	Ryanair Holdings plc, ADR [1]	633,509	1,543,742

Israel (2.73%)
16,000	Check Point Software Technologies Ltd. [1]	758,408	1,241,760
26,000	Mellanox Technologies Ltd. [1]	999,489	1,124,500

Total Israel		1,757,897	2,366,260

Japan (9.43%)
25,000	Bridgestone Corp.	480,797	913,663
75,000	Daiwa Securities Group, Inc.	624,195	417,435
5,000	FANUC Corp.	338,413	838,716
31,000	Mitsui Fudosan Co. Ltd.	594,924	652,833
33,000	MonotaRO Co. Ltd.	362,044	878,655
125,000	Rakuten, Inc.	1,588,161	1,616,045
35,000	SoftBank Group Corp.	1,489,661	2,251,072
18,000	Sony Corp., ADR	587,356	597,780

Total Japan		6,065,551	8,166,199

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Mexico (1.21%)
200,000	Grupo Financiero Banorte S.A.B. de C.V., Cl O	$1,111,475	$1,049,936

Norway (1.71%)
70,000	Golar LNG Ltd.	1,397,747	1,484,000

Panama (1.22%)
12,000	Copa Holdings SA, Cl A	973,816	1,055,160

Russia (1.22%)
50,000	Yandex N.V., Cl A 1	714,945	1,052,500

South Africa (1.16%)
175,622	Steinhoff International Holdings N.V.	816,104	1,007,928

Spain (5.31%)
15,000	Aena SA, 144A	1,384,515	2,212,437
75,000	Grifols SA, ADR	629,871	1,197,750
32,105	Industria de Diseño Textil SA	919,024	1,190,149

Total Spain		2,933,410	4,600,336

Switzerland (1.74%)
37,067	Julius Baer Group Ltd.	1,261,880	1,508,243

United Kingdom (13.45%)
200,000	Abcam plc	1,362,532	2,177,531
395,214	AO World plc [1]	1,297,019	865,713
225,000	Domino’s Pizza Group plc	675,667	1,089,252
16,200	easyJet plc	353,908	211,446
73,000	Experian plc	770,060	1,460,916
275,000	Horizon Discovery Group plc [1]	567,859	527,533
30,000	Intertek Group plc	816,271	1,356,680
70,159	JUST EAT plc [1]	290,233	487,420
1,501,886	Lekoil Ltd. [1]	530,554	423,400
20,125	Reckitt Benckiser Group PLC	1,962,557	1,895,076
300,000	Worldpay Group plc, 144A	1,097,280	1,151,758

Total United Kingdom		9,723,940	11,646,725

United States (4.80%)
28,000	Agilent Technologies, Inc.	639,432	1,318,520
27,000	Arch Capital Group Ltd. [1]	983,682	2,140,020
170,155	TerraForm Global, Inc., Cl A	1,560,949	699,337

Total United States		3,184,063	4,157,877

Total Common Stocks		59,298,678	84,577,570

Principal Amount		Cost	Value
Short Term Investments (2.49%)
$2,160,245	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2016, 0.03% due 10/3/2016; Proceeds at maturity – $2,160,250; (Fully collateralized by $2,075,000 U.S. Treasury Note, 0.125% due 4/15/2017 Market value – $2,204,688) [2]	$2,160,245	$2,160,245

Total Investments (100.14%)		$61,458,923	86,737,815

Liabilities Less Cash and Other Assets (-0.14%)			(120,502)

Net Assets			$86,617,313

Retail Shares (Equivalent to $19.47 per share based on 2,114,498 shares outstanding)			$41,167,629

Institutional Shares (Equivalent to $19.64 per share based on 2,294,399 shares outstanding)			$45,051,486

R6 Shares (Equivalent to $19.64 per share based on 20,279 shares outstanding)			$398,198

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2016, the market value of Rule 144A securities amounted to $4,398,459 or 5.08% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2016	Percentage of Net Assets
Consumer Discretionary	23.9%
Information Technology	20.5%
Health Care	12.3%
Financials	12.1%
Industrials	11.0%
Materials	4.7%
Energy	4.5%
Telecommunication Services	3.7%
Consumer Staples	3.3%
Real Estate	0.8%
Utilities	0.8%
Cash and Cash Equivalents *	2.4%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.71%)
Consumer Discretionary (25.78%)
	Casinos & Gaming (5.97%)
2,517,000	MGM Resorts International [1]	$50,635,552	$65,517,510

	Home Furnishings (5.93%)
325,307	Mohawk Industries, Inc. [1]	46,064,799	65,172,004

	Home Improvement Retail (4.66%)
214,650	Home Depot, Inc.	16,864,817	27,621,162
326,350	Lowe’s Companies, Inc.	13,005,904	23,565,734

		29,870,721	51,186,896

	Homebuilding (3.04%)
1,116,700	Toll Brothers, Inc. [1]	36,900,271	33,344,662

	Hotels, Resorts & Cruise Lines (6.18%)
1,386,050	Hilton Worldwide Holdings, Inc.	34,060,388	31,782,126
614,550	Norwegian Cruise Line Holdings Ltd. [1,2]	17,338,168	23,168,535
172,400	Royal Caribbean Cruises Ltd. [2]	13,627,646	12,921,380

		65,026,202	67,872,041

Total Consumer Discretionary		228,497,545	283,093,113

Financials (3.27%)
	Asset Management & Custody Banks (3.27%)
1,019,800	Brookfield Asset Management, Inc., Cl A [2]	29,357,487	35,876,564

Health Care (2.72%)
	Health Care Facilities (2.72%)
1,709,550	Brookdale Senior Living, Inc. [1]	22,843,696	29,831,648

Industrials (8.97%)
	Airport Services (1.02%)
76,000	Aena SA, 144A (Spain) [2]	8,140,035	11,209,679

	Building Products (3.35%)
163,600	Armstrong World Industries, Inc. [1]	6,774,332	6,759,952
483,700	Masonite International Corp. [1,2]	28,371,609	30,071,629

		35,145,941	36,831,581

	Industrial Conglomerates (4.60%)
606,750	Macquarie Infrastructure Corp. [3]	37,297,045	50,505,870

Total Industrials		80,583,021	98,547,130

Shares		Cost	Value
Common Stocks (continued)
Information Technology (5.46%)
	IT Consulting & Other Services (5.46%)
1,653,850	InterXion Holding N.V. [1,2]	$49,917,131	$59,902,447

Materials (4.41%)
	Construction Materials (4.41%)
126,100	Martin Marietta Materials, Inc.	16,615,430	22,585,771
227,100	Vulcan Materials Co.	27,708,159	25,828,083

Total Materials		44,323,589	48,413,854

Real Estate (42.56%)
	Hotel & Resort REITs (3.69%)
1,552,731	MGM Growth Properties LLC, Cl A	33,485,265	40,479,697

	Industrial REITs (0.54%)
260,000	Rexford Industrial Realty, Inc.	5,894,920	5,951,400

	Office REITs (5.09%)
92,700	Boston Properties, Inc.	11,701,908	12,634,083
852,110	Douglas Emmett, Inc.	20,570,951	31,212,789
119,300	Vornado Realty Trust	12,004,218	12,074,353

		44,277,077	55,921,225

	Real Estate Operating Companies (2.53%)
1,230,600	Kennedy-Wilson Holdings, Inc.	18,841,989	27,750,030

	Real Estate Services (5.57%)
1,480,750	CBRE Group, Inc., Cl A [1]	33,307,971	41,431,385
173,730	Jones Lang LaSalle, Inc.	15,347,464	19,768,737

		48,655,435	61,200,122

	Residential REITs (2.74%)
591,539	American Campus Communities, Inc.	24,456,326	30,091,589

	Retail REITs (4.36%)
615,250	General Growth Properties, Inc.	16,535,036	16,980,900
149,100	Simon Property Group, Inc.	23,357,860	30,865,191

		39,892,896	47,846,091

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Specialized REITs (18.04%)
238,600	Alexandria Real Estate Equities, Inc. [3]	$16,839,312	$25,952,522
454,085	American Tower Corp.	40,972,469	51,461,453
193,000	Digital Realty Trust, Inc.	14,511,782	18,744,160
117,850	Equinix, Inc.	24,731,433	42,455,463
1,776,750	Gaming and Leisure Properties, Inc.	51,998,939	59,432,287

		149,053,935	198,045,885

Total Real Estate		364,557,843	467,286,039

Telecommunication Services (2.54%)
	Integrated Telecommunication Services (1.40%)
136,800	SBA Communications Corp., Cl A [1]	9,117,459	15,343,488

	Wireless Telecommunication Services (1.14%)
41,978,997	PT Sarana Menara Nusantara Tbk. (Indonesia) [1,2]	10,462,083	12,544,486

Total Telecommunication Services		19,579,542	27,887,974

Total Common Stocks		839,659,854	1,050,838,769

Principal Amount
Short Term Investments (4.45%)
$48,910,535	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2016, 0.03% due 10/3/2016; Proceeds at maturity – $48,910,657; (Fully collateralized by $46,955,000 U.S. Treasury Note, 0.125% due 4/15/2017; Market value – $49,889,688) [4]	48,910,535	48,910,535

Total Investments (100.16%)		$888,570,389	1,099,749,304

Value
Liabilities Less Cash and Other Assets (-0.16%)	$(1,750,609)

Net Assets	$1,097,998,695

Retail Shares (Equivalent to $23.75 per share based on 21,165,972 shares outstanding)	$502,739,391

Institutional Shares (Equivalent to $24.06 per share based on 24,656,499 shares outstanding)	$593,333,797

R6 Shares (Equivalent to $24.07 per share based on 80,010 shares outstanding)	$1,925,507

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2016, the market value of Rule 144A securities amounted to $11,209,679 or 1.02% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.94%)
Argentina (0.87%)
1,250,000	YPF SA, ADR	$23,057,146	$22,775,000

Australia (0.72%)
1,900,000	Bellamy’s Australia Ltd.	14,817,134	18,918,683

Brazil (6.54%)
7,500,000	BM&FBOVESPA SA	27,831,433	38,766,662
2,000,312	Cetip SA – Mercados Organizados	22,581,357	26,374,361
6,900,000	Kroton Educacional SA	28,707,484	31,379,549
1,300,000	Multiplus SA	14,723,212	17,584,367
2,140,000	Smiles SA	28,201,691	35,513,676
2,350,818	TOTVS SA	31,170,070	21,960,196

Total Brazil		153,215,247	171,578,811

Chile (1.02%)
1,000,000	Sociedad Química y Minera de Chile SA, ADR	21,616,349	26,900,000

China (21.74%)
950,000	Alibaba Group Holding Ltd., ADR [1]	78,104,735	100,500,500
120,000	Baidu, Inc., ADR [1]	23,219,259	21,848,400
4,250,000	BYD Co., Ltd., Cl H 1	27,175,563	27,889,872
7,500,000	China Everbright Ltd.	21,530,125	15,335,723
16,000,000	China Mengniu Dairy Co. Ltd.	32,236,188	29,704,502
3,350,000	China Mobile Ltd.	42,210,482	40,533,946
875,850	Ctrip.com International Ltd., ADR [1]	29,735,667	40,788,335
18,000,400	Haitong Securities Co., Ltd., Cl H	28,661,386	30,447,791
45,000,000	Kingdee International Software Group Co. Ltd. [1]	14,212,410	17,811,098
22,000,000	PetroChina Co. Ltd.	23,396,708	14,437,110
4,900,000	Shenzhou International Group Holdings Ltd.	21,892,672	34,113,764
85,033	Sina Corp. [1]	5,816,194	6,277,986
8,400,000	Sinopharm Group Co. Ltd., Cl H	32,203,926	40,340,880
5,750,000	Sunny Optical Technology Group Co., Ltd.	13,256,843	28,392,682
550,515	TAL Education Group, ADR [1]	15,407,360	38,998,483
2,250,000	Tencent Holdings Ltd.	38,989,052	61,787,685
8,503	Weibo Corp., ADR [1]	413,428	426,340
20,509,500	Zhaojin Mining Industry Co. Ltd.	12,103,124	20,704,113

Total China		460,565,122	570,339,210

Shares		Cost	Value
Common Stocks (continued)
Hong Kong (2.96%)
40,784,289	Man Wah Holdings Ltd.	$18,227,964	$26,132,989
6,802,100	Techtronic Industries Co. Ltd.	27,266,472	26,572,073
15,000,805	Wynn Macau Ltd. [1]	29,382,650	24,832,440

Total Hong Kong		74,877,086	77,537,502

India (17.39%)
1,900,000	Amara Raja Batteries Ltd.	15,419,857	28,845,299
13,250,000	Bank of Baroda	29,610,240	33,314,058
3,772,097	Bharat Financial Inclusion Limited (formerly, SKS Microfinance Limited) [1]	30,836,451	49,893,320
7,000,000	Coal India Ltd.	39,415,869	33,885,551
3,752,679	DEN Networks Ltd. [1]	10,244,650	4,044,078
7,034,985	Dish TV India Ltd. [1]	6,090,908	9,837,145
2,250,000	Divi’s Laboratories Ltd.	28,780,132	43,621,207
9,650,000	Exide Industries Ltd.	25,734,074	26,523,731
5,770,000	Hathway Cable and Datacom Ltd. [1]	5,093,897	2,266,229
2,750,000	Kotak Mahindra Bank Ltd.	31,386,788	32,092,971
1,063,750	Manpasand Beverages Ltd.	11,212,855	12,000,340
375,000	Maruti Suzuki India Ltd.	28,390,538	30,849,917
4,650,000	Motherson Sumi Systems Ltd.	23,017,965	22,209,372
925,000	Multi Commodity Exchange of India Ltd.	13,738,605	18,772,999
1,500,000	PVR Ltd.	14,319,858	26,701,712
2,950,000	Sun TV Network Ltd.	18,206,788	22,381,984
825,000	Torrent Pharmaceuticals Ltd.	7,646,065	20,117,584
4,750,000	Zee Entertainment Enterprises Ltd.	24,846,379	39,006,646

Total India		363,991,919	456,364,143

Indonesia (3.37%)
20,000,000	PT Bank Mandiri (Persero) Tbk	16,960,776	17,163,436
35,000,000	PT Bank Negara Indonesia (Persero) Tbk [3]	15,018,840	14,883,917
19,000,327	PT Matahari Department Store Tbk	24,928,798	26,896,869
27,631,350	PT Sarana Menara Nusantara Tbk. [1]	8,841,958	8,257,012
45,343,836	PT Tower Bersama Infrastructure Tbk [1]	23,345,968	21,193,579

Total Indonesia		89,096,340	88,394,813

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Korea, Republic of (6.51%)
55,000	LG Chem Ltd.	$13,355,611	$12,060,199
34,000	LG Household & Health Care Ltd.	21,675,204	29,481,999
62,000	NAVER Corp.	36,794,436	49,708,086
45,000	Samsung Electronics Co., Ltd.	55,924,744	65,292,595
150,000	Samsung Life Insurance Co. Ltd.	14,958,116	14,368,729

Total Korea, Republic of		142,708,111	170,911,608

Mexico (5.06%)
335,000	Fomento Económico Mexicano, S.A.B. de C.V., ADR	30,747,061	30,833,400
1,825,300	GRUMA S.A.B. de C.V., Cl B	26,080,621	23,946,663
5,950,000	Grupo Financiero Banorte S.A.B. de C.V., Cl O	32,604,712	31,235,602
10,000,513	Grupo Lala S.A.B. de C.V.	20,626,796	19,083,226
2,750,000	Infraestructura Energetica Nova S.A.B. de C.V.	14,909,536	10,712,232
7,750,000	Wal-Mart de Mexico S.A.B de C.V.	17,525,741	16,967,083

Total Mexico		142,494,467	132,778,206

Panama (1.68%)
500,000	Copa Holdings SA, Cl A	31,251,656	43,965,000

Philippines (2.75%)
33,005,000	Ayala Land, Inc.	24,400,878	26,712,986
11,000,000	BDO Unibank, Inc.	24,398,176	24,905,660
140,000,000	Metro Pacific Investments Corp.	15,473,801	20,496,959

Total Philippines		64,272,855	72,115,605

Russia (3.05%)
525,000	Magnit PJSC, GDR	21,310,077	21,887,250
2,700,000	Sberbank of Russia, ADR	20,789,427	25,434,000
1,550,000	Yandex N.V., Cl A 1	25,126,949	32,627,500

Total Russia		67,226,453	79,948,750

Singapore (0.90%)
17,250,918	Global Logistic Properties Ltd.	31,817,045	23,655,655

South Africa (7.13%)
1,200,100	AngloGold Ashanti Ltd., ADR [1]	13,987,383	19,105,592
825,700	Aspen Pharmacare Holdings Ltd.	22,175,753	18,653,088

Shares		Cost	Value
Common Stocks (continued)
South Africa (continued)
1,275,138	Bid Corp. Ltd.	$22,788,442	$24,081,036
2,300,138	Bidvest Group Ltd.	19,760,176	27,083,716
8,600,613	Life Healthcare Group Holdings Ltd.	21,883,553	23,735,122
1,300,000	Mr Price Group Ltd.	22,333,977	14,376,025
525,000	Sasol Limited	17,420,320	14,385,134
300,500	Sasol Limited, ADR	9,976,038	8,209,660
6,500,764	Steinhoff International Holdings N.V.	31,999,155	37,309,133

Total South Africa		182,324,797	186,938,506

Taiwan, Province of China (8.89%)
5,000,000	Delta Electronics, Inc.	26,568,699	26,638,592
1,675,231	Eclat Textile Co., Ltd.	20,002,643	19,988,081
15,001,000	Far EasTone Telecommunications Co., Ltd.	33,277,526	35,414,142
2,300,000	Ginko International Co., Ltd.	32,058,415	22,819,863
3,000,616	Makalot Industrial Co. Ltd.	16,579,409	14,359,076
1,500,000	MediaTek, Inc.	19,379,407	11,460,975
4,500,000	Novatek Microelectronics Corp.	18,669,328	15,863,521
8,800,000	Taiwan Mobile Co., Ltd.	30,026,544	31,583,481
1,800,900	Taiwan Semiconductor Manufacturing Company Ltd., ADR	38,286,376	55,089,531

Total Taiwan, Province of China		234,848,347	233,217,262

Thailand (0.74%)
100,000	Bangkok Bank PCL, Cl F 3	629,574	468,976
4,026,000	Bangkok Bank Public Co., Ltd., NVDR	21,278,175	18,880,952

Total Thailand		21,907,749	19,349,928

United Kingdom (1.07%)
25,996,223	Lekoil Ltd. [1,2]	13,129,931	7,328,660
6,350,000	Tullow Oil plc [1]	19,298,807	20,831,519

Total United Kingdom		32,428,738	28,160,179

United States (0.55%)
3,500,219	TerraForm Global, Inc., Cl A	33,265,281	14,385,900

Total Common Stocks		2,185,781,842	2,438,234,761

Preferred Stocks (0.02%)
India (0.02%)
3,098,340	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	367,971	440,226

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Principal Amount		Cost	Value
Convertible Bonds (0.26%)
China (0.26%)
$50,000,000	Biostime International Holdings Ltd., 0.00% due 02/20/2019 [1,3]	$6,590,207	$6,953,935

Short Term Investments (7.44%)
195,152,821	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2016, 0.03% due 10/3/2016; Proceeds at maturity –$195,153,309; (Fully collateralized by $187,350,000 U.S. Treasury Note, 0.125% due 4/15/2017; Market value – $199,059,375) [3]	195,152,821	195,152,821

Total Investments (100.66%)		$2,387,892,841	2,640,781,743

Liabilities Less Cash and Other Assets (-0.66%)			(17,301,665)

Net Assets			$2,623,480,078

Retail Shares (Equivalent to $11.96 per share based on 64,720,445 shares outstanding)			$773,849,738

Institutional Shares (Equivalent to $12.00 per share based on 154,026,527 shares outstanding)			$1,849,087,804

R6 Shares (Equivalent to $12.01 per share based on 45,158 shares outstanding)			$542,536

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	See Note 6 regarding “Affiliated” companies.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2016	Percentage of Net Assets
Consumer Discretionary	22.9%
Information Technology	19.7
Financials	15.7
Consumer Staples	8.9
Health Care	6.5
Telecommunication Services	5.2
Energy	4.6
Industrials	3.8
Materials	3.0
Real Estate	1.9
Utilities	1.0
Cash and Cash Equivalents *	6.8

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.51%)
Consumer Discretionary (2.61%)
	Automobile Manufacturers (2.61%)
14,100	Tesla Motors, Inc. [1,3]	$3,242,965	$2,876,823

Energy (80.45%)
	Oil & Gas Drilling (0.75%)
67,600	Nabors Industries Ltd. [2]	705,345	822,016

	Oil & Gas Equipment & Services (13.88%)
18,450	Core Laboratories N.V. [2]	2,224,353	2,072,489
38,400	FMC Technologies, Inc. [1]	1,099,421	1,139,328
74,900	Forum Energy Technologies, Inc. [1]	1,349,703	1,487,514
81,396	Halliburton Co.	3,809,495	3,653,052
24,531	Oil States International, Inc. [1]	884,996	774,444
44,700	Schlumberger Limited [2]	3,336,460	3,515,208
56,600	US Silica Holdings, Inc.	1,465,530	2,635,296

		14,169,958	15,277,331

	Oil & Gas Exploration & Production (43.11%)
26,800	Anadarko Petroleum Corporation	1,578,453	1,698,048
90,800	Antero Resources Corp. [1]	2,597,802	2,447,060
48,699	Concho Resources, Inc. [1]	4,914,844	6,688,808
558,900	Encana Corp. [2]	3,677,024	5,851,683
29,766	Energen Corp.	1,343,132	1,718,094
24,568	EOG Resources, Inc.	2,047,483	2,375,971
2,496,354	Lekoil Ltd. (United Kingdom) [1,2]	1,228,382	703,753
135,500	Newfield Exploration Co. [1]	4,025,771	5,888,830
31,449	Noble Energy, Inc.	983,504	1,123,987
227,900	Parsley Energy, Inc., Cl A [1]	3,876,434	7,636,929
200,500	Rice Energy, Inc. [1]	1,894,615	5,235,055
157,400	RSP Permian, Inc. [1]	3,729,271	6,103,972

		31,896,715	47,472,190

	Oil & Gas Refining & Marketing (3.48%)
49,556	Marathon Petroleum Corp.	1,926,810	2,011,478
34,400	Valero Energy Corporation	2,252,935	1,823,200

		4,179,745	3,834,678

Shares		Cost	Value
Common Stocks (continued)
Energy (continued)
	Oil & Gas Storage & Transportation (19.23%)
155,000	Energy Transfer Equity L.P.	$1,141,749	$2,602,450
119,035	Golar LNG Ltd. [2]	2,602,729	2,523,542
46,500	MPLX LP	1,479,063	1,574,490
63,988	Noble Midstream Partners LP [1]	1,439,730	1,785,265
70,000	PBF Logistics LP	1,295,000	1,387,400
214,904	Scorpio Tankers Inc. [2]	1,943,453	995,006
55,400	SemGroup Corp., Cl A	1,718,765	1,958,944
55,140	Tallgrass Energy Partners, LP	1,493,563	2,657,748
67,400	Targa Resources Corp.	1,939,730	3,310,014
54,500	Valero Energy Partners LP	2,307,500	2,381,105

		17,361,282	21,175,964

Total Energy		68,313,045	88,582,179

Information Technology (3.39%)
	Application Software (2.20%)
51,600	Aspen Technology, Inc. [1]	2,021,534	2,414,364

	Semiconductor Equipment (1.19%)
76,200	SolarEdge Technologies, Inc. [1]	1,687,789	1,312,926

Total Information Technology		3,709,323	3,727,290

Materials (9.15%)
	Commodity Chemicals (1.00%)
48,032	Westlake Chemical Partners LP	1,168,810	1,097,051

	Gold (1.91%)
60,400	Barrick Gold Corporation [2]	1,264,650	1,070,288
26,400	Newmont Mining Corp.	994,744	1,037,256

		2,259,394	2,107,544

	Specialty Chemicals (6.24%)
354,252	Flotek Industries, Inc. [1]	4,152,735	5,150,824
49,000	Kraton Corporation, (formerly, Kraton Performance Polymers, Inc.) [1]	1,282,378	1,716,960

		5,435,113	6,867,784

Total Materials		8,863,317	10,072,379

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Utilities (1.91%)
	Renewable Electricity (1.91%)
231,926	TerraForm Global, Inc., Cl A	$3,085,182	$953,216
82,910	TerraForm Power, Inc., Cl A	1,952,438	1,153,278

Total Utilities		5,037,620	2,106,494

Total Common Stocks		89,166,270	107,365,165

Principal Amount
Short Term Investments (2.72%)
Repurchase Agreement (1.89%)
$2,075,581	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2016, 0.03% due 10/3/2016; Proceeds at maturity – $2,075,587; (Fully collateralized by $1,995,000 U.S. Treasury Note, 0.125% due 4/15/2017; Market value – $2,119,688) [5]	2,075,581	2,075,581
Shares
Securities Lending Collateral (0.83%)
920,761	State Street Navigator Securities Lending Prime Portfolio [4,5]	920,761	920,761

Total Short Term Investments		2,996,342	2,996,342

Total Investments (100.23%)		$92,162,612	110,361,507

Value
Liabilities Less Cash and Other Assets (-0.23%)	$(252,241)

Net Assets	$110,109,266

Retail Shares (Equivalent to $8.68 per share based on 8,937,379 shares outstanding)	$77,533,393

Institutional Shares (Equivalent to $8.78 per share based on 3,670,535 shares outstanding)	$32,220,182

R6 Shares (Equivalent to $8.77 per share based on 40,555 shares outstanding)	$355,691

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The value of all securities loaned at September 30, 2016 amounted to $917,523 or 0.83% of net assets. See Note 2c regarding Securities Lending.
[4]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.16%)
Argentina (1.48%)
3,786	Globant SA 1	$150,993	$159,466

Brazil (2.88%)
23,517	Cetip SA — Mercados Organizados	244,353	310,075

Canada (4.64%)
1,107	Constellation Software, Inc.	338,745	499,030

China (16.19%)
6,482	Alibaba Group Holding Ltd., ADR [1]	541,292	685,731
679	Baidu, Inc., ADR [1]	88,840	123,625
9,508	Ctrip.com International Ltd., ADR [1]	319,515	442,788
6,923	TAL Education Group, ADR [1]	198,990	490,425

Total China		1,148,637	1,742,569

Indonesia (3.10%)
1,116,770	PT Sarana Menara Nusantara Tbk. [1]	321,392	333,722

Israel (7.46%)
1,416	Check Point Software Technologies Ltd. [1]	96,857	109,896
9,491	Mellanox Technologies Ltd. [1]	386,503	410,485
6,640	Mobileye N.V. [1]	323,741	282,665

Total Israel		807,101	803,046

Netherlands (1.57%)
1,544	ASML Holding N.V.	111,558	169,439

South Africa (5.13%)
3,193	Naspers Limited, Cl N	445,555	552,675

United Kingdom (6.83%)
59,967	JUST EAT plc [1]	258,537	416,612
82,876	Worldpay Group plc, 144A	303,127	318,177

Total United Kingdom		561,664	734,789

United States (49.88%)
9,405	Acxiom Corp. [1]	185,152	250,643
3,726	Aerie Pharmaceuticals, Inc. [1]	61,817	140,619
933	Allergan plc [1]	256,633	214,879
696	Alphabet, Inc., Cl C 1	358,241	540,994
1,553	Amazon.com, Inc. [1]	475,611	1,300,342
291	Bats Global Markets, Inc.	5,529	8,768
4,399	Benefitfocus, Inc. [1]	117,819	175,608
4,888	EPAM Systems, Inc. [1]	352,033	338,787
4,592	Facebook, Inc., Cl A 1	123,378	589,016
18,036	FireEye, Inc. [1]	556,784	265,670
2,231	First Republic Bank	158,847	172,032
6,725	Glaukos Corporation [1]	150,392	253,802

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
1,889	Illumina, Inc. [1]	$109,775	$343,156
1,361	Luxoft Holding, Inc. [1]	81,588	71,929
4,129	Noble Midstream Partners LP 1	92,903	115,199
5,255	Pacira Pharmaceuticals, Inc. [1]	336,531	179,826
149	The Priceline Group, Inc. [1]	109,221	219,252
20,259	TerraForm Global, Inc., Cl A	288,693	83,265
4,590	Westlake Chemical Partners LP	118,581	104,836

Total United States		3,939,528	5,368,623

Total Investments (99.16%)		$8,069,526	10,673,434

Cash and Other Assets Less Liabilities (0.84%)			90,347

Net Assets			$10,763,781

Retail Shares (Equivalent to $14.82 per share based on 372,252 shares outstanding)			$5,517,999

Institutional Shares (Equivalent to $14.94 per share based on 338,846 shares outstanding)			$5,063,671

R6 Shares (Equivalent to $14.95 per share based on 12,185 shares outstanding)			$182,111

%	Represents percentage of net assets.
[1]	Non-income producing securities.
ADR	American Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2016, the market value of Rule 144A securities amounted to $318,177 or 2.96% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2016	Percentage of Net Assets
Information Technology	50.2%
Consumer Discretionary	27.9
Health Care	10.5
Financials	4.6
Telecommunication Services	3.1
Energy	1.1
Materials	1.0
Utilities	0.8
Cash and Cash Equivalents	0.8

100.0%

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2016

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAV is calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (“NYSE”) on any day the NYSE is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The information required to be disclosed by the FASB Accounting Standards Update No. 2011-11 (“ASU No. 2011-11”), Disclosures about Offsetting Assets and Liabilities for the Funds’ securities lending agreement at September 30, 2016, including the market value of securities on loan and the amount of collateral, can be found in each respective Fund’s Schedule of Investments. The Funds did not hold derivatives or participate in securities borrowing activities at September 30, 2016.

At September 30, 2016, Baron Partners Fund, Baron Focused Growth Fund and Baron Energy and Resources Fund had securities on loan with values of $72,234,577, $5,856,885 and $917,523 respectively and held $72,489,485, $5,877,553 and $920,761 of short term investments as collateral for these loans, respectively.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2016, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities of MLPs also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At September 30, 2016, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2016, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$3,410,609

(Cost $0) (0.21% of Net Assets)

Baron Select Funds	September 30, 2016

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,239,227,870	$—	$—	$2,239,227,870
Private Equity Investments	—	—	3,410,609	3,410,609
Short Term Investments	—	72,489,485	—	72,489,485

Total Investments	$2,239,227,870	$72,489,485	$3,410,609	$2,315,127,964

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2016.

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$163,911,493	$—	$—	$163,911,493
Preferred Stocks	—	6,707,171	—	6,707,171
Short Term Investments†	—	13,174,626	—	13,174,626

Total Investments	$163,911,493	$19,881,797	$—	$183,793,290

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2016.

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2016

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$84,577,570	$—	$—	$84,577,570
Short Term Investments	—	2,160,245	—	2,160,245

Total Investments	$84,577,570	2,160,245	$—	$86,737,815

$20,521,346 was transferred out of Level 2 into Level 1 at September 30, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,050,838,769	$—	$—	$1,050,838,769
Short Term Investments	—	48,910,535	—	48,910,535

Total Investments	$1,050,838,769	$48,910,535	$—	$1,099,749,304

$12,544,486 was transferred out of Level 2 into Level 1 at September 30, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,437,765,785	$468,976	$—	$2,438,234,761
Preferred Stocks	440,226	—	—	440,226
Convertible Bonds	—	6,953,935	—	6,953,935
Short Term Investments	—	195,152,821	—	195,152,821

Total Investments	$2,438,206,011	$202,575,732	$—	$2,640,781,743

$408,746,801 was transferred out of Level 2 into Level 1 at September 30, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$107,365,165	$—	$—	$107,365,165
Short Term Investments†	—	2,996,342	—	2,996,342

Total Investments	$107,365,165	$2,996,342	$—	$110,361,507

$865,262 was transferred out of Level 2 into Level 1 at September 30, 2016 due to the expiration of a lock-up restriction. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

†	See Schedules of Investments for additional detailed categorizations.

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$10,673,434	$—	$—	$10,673,434

Total Investments	$10,673,434	$—	$—	$10,673,434

$643,797 was transferred out of Level 2 into Level 1 at September 30, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $60,095 was transferred out of Level 2 into Level 1 at September 30, 2016 due to the expiration of a lock-up restriction. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

†	See Schedules of Investments for additional detail categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2015	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2016	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2016
Private Equity Investments
Financials	$6,442,261	$—	$1,071,714	$(1,198,726)	$—	$(2,904,640)	$—	$—	$3,410,609	$(1,198,726)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2016, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund
Cost of investments	$1,542,531,321	$141,598,583	$61,458,923	$888,570,389	$2,387,892,841	$92,162,612	$8,069,526

Gross tax unrealized appreciation	852,487,075	49,100,806	27,606,638	219,613,508	392,165,151	24,688,744	3,376,636
Gross tax unrealized depreciation	(79,890,432)	(6,906,099)	(2,327,746)	(8,434,593)	(139,276,249)	(6,489,849)	(772,728)

Net tax unrealized appreciation (depreciation)	$772,596,643	$42,194,707	$25,278,892	$211,178,915	$252,888,902	$18,198,895	$2,603,908

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON EMERGING MARKETS FUND

Name of Issuer	Value at December 31, 2015	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2016	Value at September 30, 2016
“Affiliated” Company as of September 30, 2016:
Lekoil Ltd.	$5,764,928	$1,159,351	$—	$404,381	$—	$—	25,996,223	$7,328,660

[1]

An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2016.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: November 23, 2016